INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Summary of Financial Position (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Assets	R$ 28,610,189	R$ 25,577,934
Liabilities	(16,158,805)	(15,798,213)
Non-current
Assets	111,255,193	108,907,058
Liabilities	(72,725,397)	(70,517,380)
Total shareholders' equity	50,981,180	48,169,399	R$ 28,870,022	R$ 20,818,867
Cosan Dez [member]
Current
Assets	1,020,790	2,015
Liabilities	(127,876)	(126,916)
Current net assets	892,914	(124,901)
Non-current
Assets	5,798,291	5,738,715
Liabilities
Non-current net assets	5,798,291	5,738,715
Total shareholders' equity	6,691,205	5,613,814
Cosan Nove [member]
Current
Assets	4,903	2,721
Liabilities	(392)	(169,079)
Current net assets	4,511	(166,358)
Non-current
Assets	10,373,285	9,954,431
Liabilities
Non-current net assets	10,373,285	9,954,431
Total shareholders' equity	10,377,796	9,788,073
Moove [member]
Current
Assets	91,412	1,777,104
Liabilities	(3,603)	(1,341,106)
Current net assets	87,809	435,998
Non-current
Assets	2,218,429	2,204,878
Liabilities		(1,208,604)
Non-current net assets	2,218,429	996,274
Total shareholders' equity	2,306,238	1,432,272
Rumo S.A. [member]
Current
Assets	3,846,647	2,474,218
Liabilities	(1,135,917)	(852,071)
Current net assets	2,710,730	1,622,147
Non-current
Assets	22,572,211	20,971,764
Liabilities	(9,611,588)	(7,402,742)
Non-current net assets	12,960,623	13,569,022
Total shareholders' equity	15,671,353	15,191,169
Radar [member]
Current
Assets	819,887	514,788
Liabilities	(184,004)	(916,363)
Current net assets	635,883	(401,575)
Non-current
Assets	16,152,441	14,316,130
Liabilities	(613,705)	(530,331)
Non-current net assets	15,538,736	13,785,799
Total shareholders' equity	R$ 16,174,619	R$ 13,384,224